Financing Received from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 441,780,166	$ 300,794,066
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	351,376	420,073
Correspondents
Disclosure of detailed information about borrowings [line items]
Borrowings	8,262,146	2,208,979
Financing from Local Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	413,790,475	222,168,724
Financing from Foreign Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	18,003,821	67,648,038
Financing from International Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,372,348	$ 8,348,252